Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Australia - 4.6%
Computershare Ltd.	474,563	$ 6,893,121
National Australia Bank Ltd. (A)	526,412	9,808,818

		16,701,939

Austria - 1.3%
Erste Group Bank AG	144,784	4,796,599

China - 6.7%
Airtac International Group	156,602	6,124,607
ANTA Sports Products Ltd.	352,600	5,119,438
Ganfeng Lithium Group Co. Ltd., H Shares (B)	632,200	3,939,470
Zijin Mining Group Co. Ltd., H Shares	5,308,000	8,855,648

		24,039,163

Denmark - 3.7%
Novo Nordisk AS, Class B	84,824	13,471,854

Finland - 2.0%
Neste OYJ	146,773	7,251,155

France - 12.9%
LVMH Moet Hennessy Louis Vuitton SE	10,344	9,494,844
Sanofi	121,302	13,158,685
TotalEnergies SE (A)	207,867	12,256,601
Vinci SA	101,969	11,689,963

		46,600,093

Germany - 7.2%
Bayerische Motoren Werke AG	64,698	7,090,810
Infineon Technologies AG	116,218	4,772,512
Merck KGaA	37,536	6,998,016
MTU Aero Engines AG	28,452	7,119,821

		25,981,159

Ireland - 3.5%
ICON PLC (C)	17,483	3,734,194
Kingspan Group PLC	60,959	4,177,232
Smurfit Kappa Group PLC	130,234	4,723,597

		12,635,023

Israel - 3.5%
Bank Leumi Le-Israel BM	751,784	5,687,083
Nice Ltd., ADR (A) (C)	29,335	6,714,488

		12,401,571

Italy - 1.1%
Interpump Group SpA	71,482	4,008,579

Japan - 16.4%
Asahi Group Holdings Ltd.	160,400	5,969,771
ITOCHU Corp. (A)	431,100	14,039,396
Lasertec Corp.	28,900	5,134,932
MatsukiyoCocokara & Co.	66,400	3,517,316
Mitsubishi Corp.	151,300	5,437,185
Open House Group Co. Ltd.	141,600	5,310,015
Pan Pacific International Holdings Corp.	517,700	10,015,545
Tokyo Electron Ltd.	80,100	9,785,499

		59,209,659

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 3.3%
Wolters Kluwer NV (A)	94,412	$ 11,918,236

Norway - 5.1%
DNB Bank ASA	438,803	7,852,703
Equinor ASA	375,218	10,666,846

		18,519,549

Republic of Korea - 1.7%
Samsung Electronics Co. Ltd.	120,812	5,974,269

Singapore - 2.6%
DBS Group Holdings Ltd.	376,500	9,360,444

Sweden - 2.1%
Epiroc AB, Class A (A)	3,760	74,636
Epiroc AB, Class B	428,576	7,307,415

		7,382,051

Switzerland - 3.7%
Lonza Group AG	12,746	7,673,085
Swiss Life Holding AG	9,221	5,690,338

		13,363,423

Taiwan - 3.7%
E Ink Holdings, Inc.	801,000	4,889,020
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,397	8,501,749

		13,390,769

United Kingdom - 12.6%
Ashtead Group PLC	57,193	3,511,928
Beazley PLC	368,172	2,722,438
British American Tobacco PLC	225,214	7,894,735
Compass Group PLC	314,694	7,908,744
Diageo PLC	204,770	9,138,808
Legal & General Group PLC	2,358,419	6,975,269
Rio Tinto PLC, ADR (A)	103,204	7,079,794

		45,231,716

Total Common Stocks (Cost $309,464,477)		352,237,251

OTHER INVESTMENT COMPANY - 8.9%
Securities Lending Collateral - 8.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (D)	32,274,902	32,274,902

Total Other Investment Company (Cost $32,274,902)		32,274,902

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.10% (D), dated 03/31/2023, to be repurchased at $4,518,729 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $4,608,300.	$ 4,517,938	4,517,938

Total Repurchase Agreement (Cost $4,517,938)		4,517,938

Total Investments (Cost $346,257,317)		389,030,091
Net Other Assets (Liabilities) - (7.9)%		(28,351,144)

Net Assets - 100.0%		$ 360,678,947

Transamerica Series Trust	Page 1

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.6%	$37,505,647
Pharmaceuticals	8.6	33,628,555
Oil, Gas & Consumable Fuels	7.8	30,174,602
Semiconductors & Semiconductor Equipment	7.3	28,194,692
Trading Companies & Distributors	5.9	22,988,509
Professional Services	4.8	18,811,357
Machinery	4.5	17,515,237
Metals & Mining	4.1	15,935,442
Insurance	4.0	15,388,045
Beverages	3.9	15,108,579
Textiles, Apparel & Luxury Goods	3.8	14,614,282
Construction & Engineering	3.0	11,689,963
Life Sciences Tools & Services	2.9	11,407,279
Broadline Retail	2.6	10,015,545
Hotels, Restaurants & Leisure	2.0	7,908,744
Tobacco	2.0	7,894,735
Aerospace & Defense	1.8	7,119,821
Automobiles	1.8	7,090,810
Software	1.7	6,714,488
Technology Hardware, Storage & Peripherals	1.5	5,974,269
Household Durables	1.4	5,310,015
Electronic Equipment, Instruments & Components	1.3	4,889,020
Containers & Packaging	1.2	4,723,597
Building Products	1.1	4,177,232
Chemicals	1.0	3,939,470
Consumer Staples Distribution & Retail	0.9	3,517,316

Investments	90.5	352,237,251
Short-Term Investments	9.5	36,792,840

Total Investments	100.0%	$389,030,091

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$26,030,225	$326,207,026	$—	$352,237,251
Other Investment Company	32,274,902	—	—	32,274,902
Repurchase Agreement	—	4,517,938	—	4,517,938

Total Investments	$58,305,127	$330,724,964	$—	$389,030,091

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,292,785, collateralized by cash collateral of $32,274,902 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,753,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of the 144A security is $3,939,470, representing 1.1% of the Portfolio’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at March 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3